Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 6,457	$ 9,443	$ 30,900
Loss/(gain) on sales of PP&E, Investments and Operations	2	(110)	(95)
Impairments of property, plant and equipment, financial assets and intangibles	21	38	515
Exceptional items gross	142	822	620
Tax effect of above adjustments	(1)	23	(97)
Subtotal of adjustments	22	(49)	(8,684)
Headline earnings	6,479	9,394	22,216
Diluted headline earnings	$ 6,479	$ 9,394	22,216
BHP Mitsui Coal (BMC) gain on disposal [Member]
Earnings per share [line items]
Exceptional items gross			(840)
Gain On Petroleum Disposal [Member] | Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross			$ (8,167)